Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Issued Of Capital [Member]	Advance For Future Capital Increase [Member]	Treasury Shares Memberrease [Member]	Goodwill On Transfer Of Shares [Member]	Special Goodwill Reserve Of Subsidiary [Member]	Reserve of share-based payments [member]	Cash Flow Hedge Reserve [Member]	Post Employment Benefit [Member]	Cumulative Adjustment Of Conversion Into Subsidiaries [Member]	Effects From Changes In The Equity Investments [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2017	R$ 2,942,612	R$ 2,818	R$ (126)	R$ 17,497	R$ 70,979	R$ 117,413	R$ (500,022)			R$ 759,984	R$ (8,396,567)	R$ (4,985,412)	R$ 480,061	R$ (4,505,351)
IfrsStatementLineItems [Line Items]
Initial adoption of accounting standards											(2,482,573)	(2,482,573)	(256)	(2,482,829)
Balances on December 31, 2021 at Dec. 31, 2018	2,942,612	2,818	(126)	17,497	70,979	117,413	(500,022)			759,984	(10,879,140)	(7,467,985)	479,805	(6,988,180)
IfrsStatementLineItems [Line Items]
Other comprehensive loss, net							(30,021)	(41,045)				(71,066)		(71,066)
Net income (loss) for the year											(117,273)	(117,273)	296,611	179,338
Total comprehensive income (loss) for the year							(30,021)	(41,045)			(117,273)	(188,339)	296,611	108,272
Stock options exercised	65,566	(2,818)				7,137						69,885	2,366	72,251
Advances for future capital increase		584										584		584
Effects of the change in interest in investment										(649)		(649)	649
Treasury shares transferred			(102,417)									(102,417)		(102,417)
Subscription warrants					12,250							12,250		12,250
Interest on shareholders’ equity distributed by Smiles													(208,177)	(208,177)
Balances on December 31, 2021 at Dec. 31, 2019	3,008,178	584	(102,543)	17,497	83,229	124,550	(530,043)	(41,045)		759,335	(10,996,413)	(7,676,671)	571,254	(7,105,417)
IfrsStatementLineItems [Line Items]
Other comprehensive income (loss), net							(781,033)	14,376	564			(766,093)	(9)	(766,102)
Net income (loss) for the year											(5,988,128)	(5,988,128)	92,877	(5,895,251)
Stock options exercised	1,258	(584)										674		674
Advances for future capital increase		1,180										1,180		1,180
Effects of the change in interest in investment										477	(829)	(352)	352
Treasury shares transferred			40,328			(40,328)
Share-based payments expense						22,298						22,298	1,132	23,430
Interest on shareholders’ equity distributed by Smiles													(25,573)	(25,573)
Total comprehensive income (Expenses) for the Fiscal Year							(781,033)	14,376	564		(5,988,128)	(6,754,221)	92,868	(6,661,353)
Balances on December 31, 2021 at Dec. 31, 2020	3,009,436	1,180	(62,215)	17,497	83,229	106,520	(1,311,076)	(26,669)	564	759,812	(16,985,370)	(14,407,092)	640,033	(13,767,059)
IfrsStatementLineItems [Line Items]
Other comprehensive income (loss), net							392,275	41,524	468			434,267	271	434,538
Net income (loss) for the year											(7,221,538)	(7,221,538)	37,734	(7,183,804)
Total comprehensive income (loss) for the year							392,275	41,524	468		(7,221,538)	(6,787,271)	38,005	(6,749,266)
Stock options exercised	2,103	(1,177)										926		926
Share-based payments expense						21,578						21,578	263	21,841
Capital increase (Note 24.1)	420,734											420,734		420,734
Treasury shares sold			867	(279)								588		588
Treasury shares transferred			19,834	(6,198)		(13,636)
Interest on shareholders' equity distributed by Smiles													(236,992)	(236,992)
Acquisition of interest from non-controlling shareholders (Notes 1.4 and 24.1)	606,839				744,450					(909,980)		441,309	(441,309)
Redemption of preferred shares (Note 1.4) at Dec. 31, 2021					(744,450)							(744,450)		(744,450)
Balances on December 31, 2021 at Dec. 31, 2021	R$ 4,039,112	R$ 3	R$ (41,514)	R$ 11,020	R$ 83,229	R$ 114,462	R$ (918,801)	R$ 14,855	R$ 1,032	R$ (150,168)	R$ (24,206,908)	R$ (21,053,678)		R$ (21,053,678)